Schedule of Investments (unaudited) November 30, 2020	iShares® MSCI Pacific ex Japan ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 59.3%
Afterpay Ltd.(a)	240,366	$16,827,575
AGL Energy Ltd.	703,483	6,997,881
AMP Ltd.	3,868,206	4,873,993
Ampol Ltd.	280,269	6,329,723
APA Group	1,337,918	10,203,497
Aristocrat Leisure Ltd.	649,229	15,337,007
ASX Ltd.	218,593	12,420,130
Aurizon Holdings Ltd.	2,152,093	6,739,523
AusNet Services	2,092,418	2,860,036
Australia & New Zealand Banking Group Ltd.	3,207,502	53,508,472
BHP Group Ltd.	3,331,393	93,451,857
BlueScope Steel Ltd.	565,351	7,123,501
Brambles Ltd.	1,700,547	13,733,410
CIMIC Group Ltd.(a)	110,278	2,077,776
Coca-Cola Amatil Ltd.	568,819	5,302,050
Cochlear Ltd.	74,449	12,091,747
Coles Group Ltd.	1,507,543	19,839,483
Commonwealth Bank of Australia	2,002,007	116,642,420
Computershare Ltd.	548,464	5,771,059
Crown Resorts Ltd.	418,020	2,969,295
CSL Ltd.	513,837	112,594,278
Dexus	1,240,081	8,927,376
Evolution Mining Ltd.	1,824,825	6,682,774
Fortescue Metals Group Ltd.	1,923,012	25,831,395
Goodman Group	1,876,731	25,832,003
GPT Group (The)	2,219,006	7,717,554
Insurance Australia Group Ltd.	2,758,442	10,467,676
James Hardie Industries PLC	501,494	14,577,798
Lendlease Corp. Ltd.	778,379	8,121,450
Macquarie Group Ltd.	388,392	39,685,511
Magellan Financial Group Ltd.	145,460	6,343,044
Medibank Pvt Ltd.	3,143,335	6,601,076
Mirvac Group	4,472,730	8,502,988
National Australia Bank Ltd.	3,720,839	62,757,533
Newcrest Mining Ltd.	918,027	18,216,754
Northern Star Resources Ltd.	834,604	7,754,874
Oil Search Ltd.	2,224,313	5,965,907
Orica Ltd.	463,073	5,510,629
Origin Energy Ltd.	2,006,670	7,659,226
Qantas Airways Ltd.(a)	1,026,136	4,067,864
QBE Insurance Group Ltd.	1,655,897	12,201,480
Ramsay Health Care Ltd.	207,684	9,648,667
REA Group Ltd.	59,614	6,379,897
Rio Tinto Ltd.	420,089	31,387,625
Santos Ltd.	2,009,815	9,122,544
Scentre Group	5,887,692	12,147,371
Seek Ltd.	381,258	7,318,227
Sonic Healthcare Ltd.	510,421	12,388,859
South32 Ltd.	5,487,003	9,703,438
Stockland	2,710,426	9,087,159
Suncorp Group Ltd.	1,431,169	10,640,481
Sydney Airport	1,505,259	7,442,399
Tabcorp Holdings Ltd.	2,427,293	6,868,037
Telstra Corp. Ltd.	4,702,640	10,637,983
TPG Telecom Ltd.(a)	420,644	2,377,329
Transurban Group	3,093,018	31,952,854
Treasury Wine Estates Ltd.	823,005	5,209,246
Vicinity Centres	4,374,596	5,318,646

Security	Shares	Value

Australia (continued)
Washington H Soul Pattinson & Co. Ltd.	121,280	$2,595,165
Wesfarmers Ltd.	1,283,670	46,773,393
Westpac Banking Corp.	4,084,543	60,585,185
WiseTech Global Ltd.	163,081	3,713,138
Woodside Petroleum Ltd.	1,079,817	17,798,989
Woolworths Group Ltd.	1,427,426	38,895,530

		1,179,111,787

Hong Kong — 27.9%
AIA Group Ltd.	13,674,014	149,836,503
ASM Pacific Technology Ltd.	351,400	4,396,749
Bank of East Asia Ltd. (The)(b)	1,513,320	3,361,415
BOC Hong Kong Holdings Ltd.	4,180,500	13,615,947
Budweiser Brewing Co. APAC Ltd.(c)	1,940,600	6,683,524
CK Asset Holdings Ltd.	2,930,732	16,047,672
CK Hutchison Holdings Ltd.	3,057,732	22,186,059
CK Infrastructure Holdings Ltd.	747,708	3,824,137
CLP Holdings Ltd.	1,851,500	17,386,546
ESR Cayman Ltd.(a)(c)	1,902,600	5,730,501
Galaxy Entertainment Group Ltd.	2,455,000	18,683,650
Hang Lung Properties Ltd.	2,287,736	5,671,756
Hang Seng Bank Ltd.	863,500	15,047,901
Henderson Land Development Co. Ltd.	1,638,442	6,868,670
HK Electric Investments & HK Electric Investments Ltd.	3,015,500	3,033,976
HKT Trust & HKT Ltd.	4,263,338	5,576,298
Hong Kong & China Gas Co. Ltd.	12,079,384	18,604,043
Hong Kong Exchanges & Clearing Ltd.	1,362,200	67,719,043
Hongkong Land Holdings Ltd.	1,310,700	5,334,549
Jardine Matheson Holdings Ltd.	246,800	13,097,676
Jardine Strategic Holdings Ltd.	249,500	5,960,555
Link REIT	2,336,286	20,492,415
Melco Resorts & Entertainment Ltd., ADR	240,527	4,360,755
MTR Corp. Ltd.	1,749,286	9,488,227
New World Development Co. Ltd.	1,724,480	8,741,962
PCCW Ltd.	4,829,867	2,934,366
Power Assets Holdings Ltd.	1,563,000	8,225,785
Sands China Ltd.	2,753,200	11,293,358
Sino Land Co. Ltd.	3,616,800	4,945,254
SJM Holdings Ltd.	2,256,000	2,639,396
Sun Hung Kai Properties Ltd.	1,477,000	19,718,736
Swire Pacific Ltd., Class A	556,000	3,191,487
Swire Properties Ltd.	1,316,800	4,017,068
Techtronic Industries Co. Ltd.	1,553,207	19,904,691
WH Group Ltd.(c)	10,840,500	8,851,385
Wharf Real Estate Investment Co. Ltd.	1,897,600	8,824,054
Wynn Macau Ltd.(a)(b)	1,774,800	3,026,489
Xinyi Glass Holdings Ltd.	2,054,000	4,610,074

		553,932,672

Malta — 0.0%
BGP Holdings PLC(a)(d)	27,004,595	323

New Zealand — 3.4%
a2 Milk Co. Ltd. (The)(a)	834,522	8,650,905
Auckland International Airport Ltd.(a)	1,406,611	7,691,045
Fisher & Paykel Healthcare Corp. Ltd.	651,964	16,458,554
Mercury NZ Ltd.	776,758	3,275,433
Meridian Energy Ltd.	1,438,302	6,499,692
Ryman Healthcare Ltd.	457,281	4,733,884
Spark New Zealand Ltd.	2,092,162	6,704,893

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Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® MSCI Pacific ex Japan ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

New Zealand (continued)
Xero Ltd.(a)	137,317	$13,406,622

		67,421,028

Singapore — 9.1%
Ascendas REIT	3,466,905	7,685,831
CapitaLand Integrated Commercial Trust	5,134,418	7,435,076
CapitaLand Ltd.	2,926,400	6,837,077
City Developments Ltd.(b)	511,600	2,978,637
DBS Group Holdings Ltd.	2,027,600	38,139,524
Genting Singapore Ltd.	6,986,900	4,328,676
Jardine Cycle & Carriage Ltd.	1,500	21,732
Keppel Corp. Ltd.	1,666,900	6,308,265
Mapletree Commercial Trust	2,417,600	3,681,349
Mapletree Logistics Trust	3,269,554	4,807,809
Oversea-Chinese Banking Corp. Ltd.	3,734,924	28,101,839
Singapore Airlines Ltd.(a)(b)	1,516,750	4,913,559
Singapore Exchange Ltd.	909,200	6,033,282
Singapore Technologies Engineering Ltd.(b)	1,790,500	5,158,864
Singapore Telecommunications Ltd.	9,264,828	16,528,282
Suntec REIT	2,199,500	2,479,096
United Overseas Bank Ltd.	1,328,900	22,328,535
UOL Group Ltd.(b)	529,200	2,911,252
Venture Corp. Ltd.	313,100	4,400,741
Wilmar International Ltd.(b)	2,187,500	6,874,207
Yangzijiang Shipbuilding Holdings Ltd.	35,800	23,516

		181,977,149

Total Common Stocks — 99.7% (Cost: $2,000,026,081)		1,982,442,959

Rights

Singapore — 0.0%
Ascendas REIT (Expires 12/01/20)(a)	128,275	958

Total Rights — 0.0% (Cost: $0)		958

Security	Shares	Value

Short-Term Investments

Money Market Funds — 0.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.19%(e)(f)(g)	8,449,526	$8,454,595
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.04%(e)(f)	990,000	990,000

		9,444,595

Total Short-Term Investments — 0.5% (Cost: $9,435,056)		9,444,595

Total Investments in Securities — 100.2% (Cost: $2,009,461,137)		1,991,888,512

Other Assets, Less Liabilities — (0.2)%		(3,793,487)

Net Assets — 100.0%		$1,988,095,025

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period-end.
(g)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/20	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/20	Shares Held at 11/30/20	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$45,230,315	$—		$(36,763,637	)(a)	$(8,950)	$(3,133)	$8,454,595	8,449,526	$33,016	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	660,000	330,000	(a)	—		—	—	990,000	990,000	142		—

						$(8,950)	$(3,133)	$9,444,595		$33,158		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

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Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® MSCI Pacific ex Japan ETF

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
ASX SPI 200 Index	27	12/17/20	$3,247	$24,931
Hang Seng Index	8	12/30/20	1,364	(5,797)
MSCI Singapore Index	31	12/30/20	743	(18,523)

				$611

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$1,982,442,636	$—	$323	$1,982,442,959
Rights	—	958	—	958
Money Market Funds	9,444,595	—	—	9,444,595

	$1,991,887,231	$958	$323	$1,991,888,512

Derivative financial instruments(a)
Assets
Futures Contracts	$24,931	$—	$—	$24,931
Liabilities
Futures Contracts	(24,320)	—	—	(24,320)

	$611	$—	$—	$611

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations - Equity

ADR	American Depositary Receipt

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